Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Profit applicable to DoubleDown Interactive Co., Ltd.	$ 21,842	$ 33,083	$ 45,688	$ 63,407
Weighted average shares outstanding - basic (in shares)	2,477,672	2,477,672	2,477,672	2,477,672
Basic earnings per share (in dollars per share)	$ 8.82	$ 13.35	$ 18.44	$ 25.59
Dilutive effect of all instruments on weighted average number of ordinary shares			0	0